Property and Equipment - Summary of Property and Equipment (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Property, plant and equipment [abstract]
Decrease through classified as held for sale, property, plant and equipment		$ 3,000
Impairment loss recognised in profit or loss, property, plant and equipment		$ 156,717
Equipment transferred to settle research and development expenses	$ 897,727